Nature of Operations and Organization - Schedule of Disaggregation of Revenues (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenues		$ 535,278		$ 243,323		$ 148,609
United States
Disaggregation of Revenue [Line Items]
Revenues		526,373		243,323		148,609
International
Disaggregation of Revenue [Line Items]
Revenues		8,905		0		0
Goods transferred at a point in time
Disaggregation of Revenue [Line Items]
Revenues		258,591		74,522		28,372
Services transferred over time
Disaggregation of Revenue [Line Items]
Revenues		276,687		168,801		120,237
Surface Equipment
Disaggregation of Revenue [Line Items]
Revenues		192,328	[1]	168,801	[2]	120,237	[3]
Downhole Components
Disaggregation of Revenue [Line Items]
Revenues		135,477
Vapor Recovery
Disaggregation of Revenue [Line Items]
Revenues	[1]	125,735
Natural Gas Systems
Disaggregation of Revenue [Line Items]
Revenues		81,738		74,522		28,372
Operating Segments
Disaggregation of Revenue [Line Items]
Revenues		574,441		280,081		248,554
Operating Segments | Production Solutions
Disaggregation of Revenue [Line Items]
Revenues		327,805		168,801		120,237
Operating Segments | Production Solutions | United States
Disaggregation of Revenue [Line Items]
Revenues		319,270		168,801		120,237
Operating Segments | Production Solutions | International
Disaggregation of Revenue [Line Items]
Revenues		8,535		0		0
Operating Segments | Production Solutions | Goods transferred at a point in time
Disaggregation of Revenue [Line Items]
Revenues		135,477		0		0
Operating Segments | Production Solutions | Services transferred over time
Disaggregation of Revenue [Line Items]
Revenues		192,328		168,801		120,237
Operating Segments | Production Solutions | Surface Equipment
Disaggregation of Revenue [Line Items]
Revenues		192,328	[1]	168,801	[2]	120,237	[3]
Operating Segments | Production Solutions | Downhole Components
Disaggregation of Revenue [Line Items]
Revenues		135,477
Operating Segments | Production Solutions | Vapor Recovery
Disaggregation of Revenue [Line Items]
Revenues	[1]	0
Operating Segments | Production Solutions | Natural Gas Systems
Disaggregation of Revenue [Line Items]
Revenues		0		0		0
Operating Segments | Natural Gas Technologies
Disaggregation of Revenue [Line Items]
Revenues		246,636		111,280		128,317
Operating Segments | Natural Gas Technologies | United States
Disaggregation of Revenue [Line Items]
Revenues		246,266		111,280		128,317
Operating Segments | Natural Gas Technologies | International
Disaggregation of Revenue [Line Items]
Revenues		370		0		0
Operating Segments | Natural Gas Technologies | Goods transferred at a point in time
Disaggregation of Revenue [Line Items]
Revenues		162,277		111,280		128,317
Operating Segments | Natural Gas Technologies | Services transferred over time
Disaggregation of Revenue [Line Items]
Revenues		84,359		0		0
Operating Segments | Natural Gas Technologies | Surface Equipment
Disaggregation of Revenue [Line Items]
Revenues		0	[1]	0	[2]	0	[3]
Operating Segments | Natural Gas Technologies | Downhole Components
Disaggregation of Revenue [Line Items]
Revenues		0
Operating Segments | Natural Gas Technologies | Vapor Recovery
Disaggregation of Revenue [Line Items]
Revenues	[1]	125,735
Operating Segments | Natural Gas Technologies | Natural Gas Systems
Disaggregation of Revenue [Line Items]
Revenues		120,901		111,280		128,317
Other and Eliminations
Disaggregation of Revenue [Line Items]
Revenues		(39,163)		(36,758)		(99,945)
Other and Eliminations | United States
Disaggregation of Revenue [Line Items]
Revenues		(39,163)		(36,758)		(99,945)
Other and Eliminations | International
Disaggregation of Revenue [Line Items]
Revenues		0		0		0
Other and Eliminations | Goods transferred at a point in time
Disaggregation of Revenue [Line Items]
Revenues		(39,163)		(36,758)		(99,945)
Other and Eliminations | Services transferred over time
Disaggregation of Revenue [Line Items]
Revenues		0		0		0
Other and Eliminations | Surface Equipment
Disaggregation of Revenue [Line Items]
Revenues		0	[1]	0	[2]	0	[3]
Other and Eliminations | Downhole Components
Disaggregation of Revenue [Line Items]
Revenues		0
Other and Eliminations | Vapor Recovery
Disaggregation of Revenue [Line Items]
Revenues	[1]	0
Other and Eliminations | Natural Gas Systems
Disaggregation of Revenue [Line Items]
Revenues		$ (39,163)		$ (36,758)		$ (99,945)

[1]	All of revenue for these service lines are recognized in accordance with ASC 842 as described within the Revenue Recognition section above.
[2]	All of revenue for these service lines are recognized in accordance with ASC 842 as described within the Revenue Recognition section above.
[3]	All of revenue for these service lines are recognized in accordance with ASC 842 as described within the Revenue Recognition section above.